Right-of-use assets and lease liabilities - Liabilities for leased assets - (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities
Book amount at the beginning of the year	€ 5,018	€ 5,648
Additions	1,102	808
Decreases	(939)	(869)
Currency translation differences	269	(309)
Changes in the scope of consolidation	103
Other changes	(216)	(260)
Book amount at the end of the year	5,337	5,018
Cash payments for the principal portion of the lease liabilities	939
Cash payments for the interest portion of lease liabilities	307
Current portion of long-term lease liabilities
Lease liabilities
Book amount at the beginning of the year	849	889
Decreases	(934)	(866)
Currency translation differences	38	(40)
Changes in the scope of consolidation	14
Other changes	981	866
Book amount at the end of the year	948	849
Long-term lease liabilities
Lease liabilities
Book amount at the beginning of the year	4,169	4,759
Additions	1,102	808
Decreases	(5)	(3)
Currency translation differences	231	(269)
Changes in the scope of consolidation	89
Other changes	(1,197)	(1,126)
Book amount at the end of the year	4,389	4,169
Plenitude & Power
Lease liabilities
Changes in the scope of consolidation	72
Joint operations
Lease liabilities
Book amount at the beginning of the year	1,652
Book amount at the end of the year	1,684	€ 1,652
US Dollars
Lease liabilities
Book amount at the end of the year	3,690
Euro
Lease liabilities
Book amount at the end of the year	€ 1,495